Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Disaggregation Of Revenue
The majority of the Corporation's revenues are derived from the sale of physical power, capacity and environmental attributes, leasing of power facilities, and from asset optimization activities, which the Corporation disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2020	Hydro	Wind and Solar	North American Gas(1)	Australian Gas	Alberta Thermal(2)	Centralia(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers	141	261	196	90	325	10	—	—	1,023
Revenue from leases(3)	—	—	8	60	55	—	—	—	123
Revenue from derivatives and other trading activities	—	(2)	4	—	(12)	283	122	12	407
Government incentives	1	4	—	—	—	—	—	—	5
Revenue from other(4)	10	66	9	8	251	204	—	(5)	543
Total revenue	152	329	217	158	619	497	122	7	2,101

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	25	—	—	23	10	—	—	58
Over time	141	236	196	90	302	—	—	—	965
Total revenue from contracts with customers	141	261	196	90	325	10	—	—	1,023
(1) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details. In addition, during the third quarter of 2020, merchant revenue within this segment was reclassified from revenue from contracts with customers to revenue from other and prior periods were adjusted.
(2) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue and other miscellaneous.

Year ended Dec. 31, 2019	Hydro	Wind and Solar	North American Gas(1)	Australian Gas	Alberta Thermal(2)	Centralia(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers	142	244	190	87	395	10	—	—	1,068
Revenue from leases(3)	—	—	—	65	65	—	—	—	130
Revenue from derivatives and other trading activities	—	18	2	—	(17)	160	129	4	296
Government incentives	—	8	—	—	—	—	—	—	8
Revenue from other(4)	14	42	17	8	373	401	—	(10)	845
Total revenue	156	312	209	160	816	571	129	(6)	2,347

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	27	—	—	41	10	—	—	78
Over time	142	217	190	87	354	—	—	—	990
Total revenue from contracts with customers	142	244	190	87	395	10	—	—	1,068
(1) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details. In addition, during the third quarter of 2020, merchant revenue within this segment was reclassified from revenue from contracts with customers to revenue from other and prior periods were adjusted.
(2) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue and other miscellaneous.

Year ended Dec. 31, 2018	Hydro	Wind and Solar	North American Gas(1)	Australian Gas	Alberta Thermal(2)	Centralia(2)	Energy Marketing	Corporate	Total
Revenues from contracts with customers	132	206	206	91	517	9	—	—	1,161
Revenue from leases(3)	7	27	—	68	68	—	—	—	170
Revenue from derivatives and other trading activities	—	(20)	4	—	(1)	115	67	—	165
Government incentives	—	16	—	—	—	—	—	—	16
Revenue from other(4)	17	53	22	6	328	318	—	(7)	737
Total revenue	156	282	232	165	912	442	67	(7)	2,249

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	18	—	—	38	9	—	—	65
Over time	132	188	206	91	479	—	—	—	1,096
Total revenue from contracts with customers	132	206	206	91	517	9	—	—	1,161
(1) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details. In addition, during the third quarter of 2020, merchant revenue within this segment was reclassified from revenue from contracts with customers to revenue from other and prior periods were adjusted.
(2) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue and other miscellaneous.

Changes In Contract Liabilities
The Corporation has recognized the following revenue-related contract liabilities:

Contract liabilities	2020	2019
Balance, beginning of the year	15	88
IFRS 16 transition adjustments(1)	—	15
Amounts transferred to revenue included in opening balance	(1)	(10)
Consideration received	1	5
Increases due to interest accrued and expensed during the period	—	5
Contract termination associated with the purchase of Keephills 3 (Note 4(R))	—	(88)
Consideration paid	2	—
Performance obligations satisfied	(2)	—
Balance, end of year	15	15
Current portion	1	1
Long-term portion	14	14
(1) In 2019, on transition to IFRS 16, some contracts that were previously considered leases under IAS 17 did not meet the definition of a lease under IFRS 16 and therefore were assessed under IFRS 15 and balances were transferred from deferred revenue to contract liabilities.